Consolidated Statements of Cash Flows (FY) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (27,466)	$ (8,141)
Adjustments to reconcile net loss to net cash used in operating activities:
Equity-based compensation expense	2,005	1,265
Depreciation and amortization	55	63
Amortization/accretion on marketable securities	2,514	307
Changes in operating assets and liabilities:
Prepaid and other current assets	(453)	56
Other assets	(150)	466
Accounts payable, accrued liabilities and other liabilities	1,250	(2,839)
Net cash used in operating activities	(22,245)	(8,823)
Cash flows from investing activities:
Purchase of marketable securities	(179,775)	(34,799)
Sales of marketable securities	124,939	27,542
Purchases of property and equipment	(60)	(20)
Net cash used in investing activities	(54,896)	(7,277)
Cash flows from financing activities:
Proceeds from exercise of options	24	0
Tax withholding payments on net share settlement equity awards	(248)	(148)
Net proceeds from issuance of capital stock	85,500	18,728
Net cash (used in) provided by financing activities	85,276	18,580
Net (decrease) increase in cash and cash equivalents	8,135	2,480
Cash and cash equivalents at beginning of period	16,512	14,032
Cash and cash equivalents at end of period	24,647	16,512
Supplemental Disclosure of Cash Flow Information:
Interest	0	0
Taxes	$ 0	$ 0